Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Plan Termination
Note 5 – Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to ERISA.
In the event of Plan termination, participants will become
100 % vested in their accounts.